Short-Term Borrowings	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Short-Term Borrowings

9. SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2010 and 2011 consist of the followings:

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2010	2011	2011
Borrowings, principally from banks	0.7%	0.8%	¥23,441	¥24,960	$300,723
Commercial paper	0.2	0.3	52,260	14,967	180,325

			¥75,701	¥39,927	$481,048

These short-term borrowings included borrowings, principally from banks and commercial paper denominated in foreign currencies amounting to ¥42,163 million and ¥38,947 million ($469,241 thousand) as of March 31, 2010 and 2011, respectively.

The Company and certain subsidiaries enter into the contracts with financial institutions regarding lines of credit and overdrawing. Those same financial institutions hold the issuing programs of commercial paper and medium-term notes. Ricoh had aggregate lines of credit of ¥694,012 million and ¥685,068 million ($8,253,831 thousand) as of March 31, 2010 and 2011, respectively. Unused lines of credit amounted to ¥606,150 million and ¥637,417 million ($7,679,723 thousand) as of March 31, 2010 and 2011, respectively, of which ¥225,652 million and ¥259,978 million ($3,132,265 thousand) related to commercial paper and ¥93,040 million and ¥83,150 million ($1,001,807 thousand) related to medium-term notes programs at prevailing interest rates and the unused portion is available for immediate borrowings.